Commitments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of Commitments [Line Items]
Operating Leases, Income Statement, Sublease Income	$ 651	$ 618
Operating Leases, Net Rent Expense	129	1,504
Research and Development and Other commitment	3,997	800
Purchase Obligation, Due in Next Twelve Months	1,373
Purchase Obligation, Due in Second Year	1,716
Purchase Obligation Expended	$ 1,832	$ 1,729